Employee costs and share plans for employees, AstraZeneca Global Restricted Stock Plan (Details) - AstraZeneca Global Restricted Stock Plan EquityInstruments in Thousands	1 Months Ended
	Nov. 30, 2019 GBP (£) EquityInstruments	Aug. 31, 2019 GBP (£) EquityInstruments	May 31, 2019 GBP (£) EquityInstruments	Mar. 31, 2019 GBP (£) EquityInstruments	Nov. 30, 2018 GBP (£) EquityInstruments	Aug. 31, 2018 GBP (£) EquityInstruments	Mar. 31, 2018 GBP (£) EquityInstruments	Nov. 30, 2017 GBP (£) EquityInstruments	Aug. 31, 2017 GBP (£) EquityInstruments	May 31, 2017 GBP (£) EquityInstruments	Mar. 31, 2017 GBP (£) EquityInstruments	Nov. 30, 2019 USD ($)	Aug. 31, 2019 USD ($)	May 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Nov. 30, 2018 USD ($)	Aug. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Nov. 30, 2017 USD ($)	Aug. 31, 2017 USD ($)	May 31, 2017 USD ($)	Mar. 31, 2017 USD ($)
Share plans
Number of shares awarded	2	114	1	4,527	3	40	4,474	77	31	78	2,502
Weighted average fair value	£ 73.26	£ 72.80	£ 58.35	£ 62.87	£ 63.00	£ 59.64	£ 48.53	£ 49.42	£ 44.68	£ 52.14	£ 48.80	$ 94.84	$ 88.56	$ 75.54	$ 84.00	$ 82.86	$ 76.92	$ 69.24	$ 66.24	$ 58.22	$ 68.40	$ 61.76